December 31, 2007	• Pacific Select Fund • Separate Account A of Pacific Life & Annuity Company

Annual
Reports

Pacific Life & Annuity

TABLE OF CONTENTS

PACIFIC SELECT FUND
Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Statement of Cash Flows	D-19
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Special Meetings of Shareholders	H-8
Where to Go for More Information	H-9

The 2007 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

SEPARATE ACCOUNT A
Schedule of Investments	I-1
Financial Statements:
Statements of Assets and Liabilities	J-1
Statements of Operations	J-3
Statements of Changes in Net Assets	J-5
Financial Highlights	K-1
Notes to Financial Statements	L-1
Report of Independent Registered Public Accounting Firm	M-1

The 2007 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
Small-Cap Growth (1)	Small-Cap Growth (1)	1,361,307	$15,322,620	$18,109,798
International Value	International Value	4,429,793	74,705,827	81,230,630
International Small-Cap	International Small-Cap	2,466,374	25,556,421	26,305,699
Equity Index	Equity Index	578,580	16,922,734	19,469,525
Small-Cap Index	Small-Cap Index	1,814,325	24,847,272	24,782,802
Diversified Research	Diversified Research	2,319,776	28,698,945	31,320,472
Equity	Equity	13,806	273,327	306,004
American Funds® Growth-Income	American Funds Growth-Income	3,746,284	43,327,089	46,717,973
American Funds Growth	American Funds Growth	2,442,981	28,379,989	35,175,954
Large-Cap Value	Large-Cap Value	4,510,129	56,157,428	64,104,940
Technology	Technology	62,035	249,521	475,555
Short Duration Bond	Short Duration Bond	3,600,352	34,803,084	34,738,602
Floating Rate Loan (2)	Floating Rate Loan	1,915,910	18,959,275	18,026,873
Diversified Bond	Diversified Bond	4,889,553	49,180,284	47,790,414
Growth LT	Growth LT	967,198	18,689,044	25,234,710
Focused 30	Focused 30	56,442	491,867	909,970
Health Sciences	Health Sciences	40,928	352,525	494,216
Mid-Cap Value	Mid-Cap Value	5,635,195	98,488,813	96,705,385
Large-Cap Growth	Large-Cap Growth	2,235,590	15,569,748	20,972,683
International Large-Cap	International Large-Cap	7,123,780	55,223,445	67,634,688
Small-Cap Value	Small-Cap Value	725,023	9,312,688	10,441,016
Multi-Strategy	Multi-Strategy	58,171	824,337	1,041,577
Main Street® Core	Main Street Core	2,013,403	42,790,624	50,249,587
Emerging Markets	Emerging Markets	1,902,114	28,183,144	39,871,168
Managed Bond	Managed Bond	7,332,447	80,421,295	83,085,253
Inflation Managed	Inflation Managed	8,862,002	99,458,029	100,610,825
Money Market	Money Market	583,376	5,883,604	5,880,268
High Yield Bond	High Yield Bond	1,972,868	13,247,186	12,977,248
Comstock	Comstock	6,241,479	65,592,415	63,801,754
Mid-Cap Growth	Mid-Cap Growth	2,700,657	23,860,454	28,438,648
Real Estate	Real Estate	867,571	18,660,837	18,858,995
Small-Cap Equity (3)	Small-Cap Equity (3)	868,748	10,907,513	11,110,172

	JPMorgan Insurance Trust (4)
JPMorgan Insurance Trust Equity Index	JPMorgan Insurance Trust Equity Index	1,763	21,212	22,691
JPMorgan Insurance Trust Diversified Equity (2)	JPMorgan Insurance Trust Diversified Equity	95,629	1,735,118	1,753,834

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Formerly named VN Small-Cap Value Variable Account and VN Small-Cap Value Portfolio.

(4)	All units were fully redeemed or transferred prior to December 31, 2007 from the JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts. There have been no investments in the JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Account since the variable account was added to the Separate Account.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.

See Notes to Financial Statements

I-1

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$18,109,798	$81,230,630	$26,305,699	$19,469,525	$24,782,802	$31,320,472
Receivables:
Due from Pacific Life & Annuity Company	36,551	257,524	93,002	59,185	78,790	111,250

Total Assets	18,146,349	81,488,154	26,398,701	19,528,710	24,861,592	31,431,722

LIABILITIES
Payables:
Fund shares purchased	36,551	257,524	93,002	59,185	78,790	111,250
Other	1,477	5,067	2,754	1,336	1,803	2,688

Total Liabilities	38,028	262,591	95,756	60,521	80,593	113,938

NET ASSETS	$18,108,321	$81,225,563	$26,302,945	$19,468,189	$24,780,999	$31,317,784

Units Outstanding	1,438,963	5,011,159	2,516,581	1,518,541	1,743,285	2,604,022

Accumulation Unit Value	$10.35-$13.17	$9.37-$18.63	$9.02-$10.73	$9.58-$23.61	$8.94-$16.91	$9.35-$12.77

Cost of Investments	$15,322,620	$74,705,827	$25,556,421	$16,922,734	$24,847,272	$28,698,945

		American Funds	American Funds	Large-Cap		Short Duration
	Equity	Growth-Income	Growth	Value	Technology	Bond

ASSETS
Investments in portfolios, at value	$ 306,004	$46,717,973	$35,175,954	$64,104,940	$475,555	$34,738,602
Receivables:
Due from Pacific Life & Annuity Company	—	144,468	82,394	198,960	—	100,997
Fund shares redeemed	33	—	—	—	69	—

Total Assets	306,037	46,862,441	35,258,348	64,303,900	475,624	34,839,599

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	33	—	—	—	69	—
Fund shares purchased	—	144,468	82,394	198,960	—	99,202
Other	19	3,264	1,919	2,147	5	—

Total Liabilities	52	147,732	84,313	201,107	74	99,202

NET ASSETS	$ 305,985	$46,714,709	$35,174,035	$64,102,793	$475,550	$34,740,397

Units Outstanding	28,658	3,734,874	2,526,383	4,970,862	40,035	3,330,990

Accumulation Unit Value	$10.48-$10.83	$9.53-$13.06	$9.95-$14.55	$9.43-$15.68	$6.95-$12.49	$10.20-$11.10

Cost of Investments	$ 273,327	$43,327,089	$28,379,989	$56,157,428	$249,521	$34,803,084

	Floating	Diversified	Growth	Focused	Health	Mid-Cap
	Rate Loan	Bond	LT	30	Sciences	Value

ASSETS
Investments in portfolios, at value	$18,026,873	$47,790,414	$25,234,710	$909,970	$494,216	$96,705,385
Receivables:
Due from Pacific Life & Annuity Company	70,996	155,038	58,376	—	—	390,765
Fund shares redeemed	—	—	—	128	308	—

Total Assets	18,097,869	47,945,452	25,293,086	910,098	494,524	97,096,150

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	128	308	—
Fund shares purchased	70,996	155,038	58,376	—	—	390,765
Other	2,327	5,798	992	102	38	7,889

Total Liabilities	73,323	160,836	59,368	230	346	398,654

NET ASSETS	$18,024,546	$47,784,616	$25,233,718	$909,868	$494,178	$96,697,496

Units Outstanding	1,858,008	4,617,510	1,821,761	42,598	34,403	6,618,463

Accumulation Unit Value	$9.69-$9.79	$9.95-$10.59	$10.17-$27.42	$21.19-$21.43	$12.81-$14.52	$8.52-$22.21

Cost of Investments	$18,959,275	$49,180,284	$18,689,044	$491,867	$352,525	$98,488,813

(1)	Formerly named Fasciano Small Equity Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007

	Variable Accounts
	Large-Cap	International	Small-Cap	Multi-	Main Street	Emerging
	Growth	Large-Cap	Value	Strategy	Core	Markets

ASSETS
Investments in portfolios, at value	$20,972,683	$67,634,688	$10,441,016	$1,041,577	$50,249,587	$39,871,168
Receivables:
Due from Pacific Life & Annuity Company	34,658	170,324	42,451	—	175,969	68,846
Fund shares redeemed	—	—	—	150	—	—

Total Assets	21,007,341	67,805,012	10,483,467	1,041,727	50,425,556	39,940,014

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	150	—	—
Fund shares purchased	32,699	170,324	42,451	—	175,969	61,117
Other	—	2,026	31	75	3,678	—

Total Liabilities	32,699	172,350	42,482	225	179,647	61,117

NET ASSETS	$20,974,642	$67,632,662	$10,440,985	$1,041,502	$50,245,909	$39,878,897

Units Outstanding	1,957,454	3,930,403	521,231	79,526	4,229,194	1,037,150

Accumulation Unit Value	$8.52-$11.06	$9.90-$18.13	$9.04-$21.76	$13.01-$20.29	$9.46-$19.50	$11.42-$48.37

Cost of Investments	$15,569,748	$55,223,445	$9,312,688	$824,337	$42,790,624	$28,183,144

	Managed	Inflation	Money	High Yield		Mid-Cap
	Bond	Managed	Market	Bond	Comstock	Growth

ASSETS
Investments in portfolios, at value	$83,085,253	$100,610,825	$5,880,268	$12,977,248	$63,801,754	$28,438,648
Receivables:
Due from Pacific Life & Annuity Company	192,453	200,550	3,976	43,936	238,286	55,864

Total Assets	83,277,706	100,811,375	5,884,244	13,021,184	64,040,040	28,494,512

LIABILITIES
Payables:
Fund shares purchased	192,453	200,550	3,976	43,936	238,286	55,864
Other	5,300	8,197	165	770	5,757	3,014

Total Liabilities	197,753	208,747	4,141	44,706	244,043	58,878

NET ASSETS	$83,079,953	$100,602,628	$5,880,103	$12,976,478	$63,795,997	$28,435,634

Units Outstanding	6,282,586	7,181,984	551,343	992,847	5,317,814	2,227,616

Accumulation Unit Value	$10.75-$18.00	$10.85-$18.37	$10.20-$13.29	$9.70-$15.50	$8.85-$12.68	$9.62-$13.07

Cost of Investments	$80,421,295	$99,458,029	$5,883,604	$13,247,186	$65,592,415	$23,860,454

			JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Real	Small-Cap	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Estate	Equity (1)	Core Bond (2)	Equity Index	Diversified Equity	Intrepid Growth (2)

ASSETS
Investments in portfolios, at value	$18,858,995	$11,110,172	$—	$22,691	$1,753,834	$—
Receivables:
Due from Pacific Life & Annuity Company	65,819	24,101	—	—	2,980	—
Fund shares redeemed	—	—	—	3	—	—

Total Assets	18,924,814	11,134,273	—	22,694	1,756,814	—

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	4	—	—
Fund shares purchased	65,819	24,101	—	—	2,980	—
Other	1,286	1,277	—	—	178	—

Total Liabilities	67,105	25,378	—	4	3,158	—

NET ASSETS	$18,857,709	$11,108,895	$—	$22,690	$1,753,656	$—

Units Outstanding	912,559	810,438	—	1,753	132,319	—

Accumulation Unit Value	$7.80-$32.40	$9.57-$14.36	N/A	$12.95-$12.95	$13.19-$13.28	N/A

Cost of Investments	$18,660,837	$10,907,513	$—	$21,212	$1,735,118	$—

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	All units were fully redeemed or transferred prior to December 31, 2007.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$1,619,065	$291,012	$365,745	$336,722	$234,792
EXPENSES
Mortality and expense risk, administrative and other fees	232,086	1,120,907	381,824	332,198	308,119	513,537

Net Investment Income (Loss)	(232,086)	498,158	(90,812)	33,547	28,603	(278,745)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(36,982)	(282,391)	(88,746)	664,054	(165,440)	282,381
Capital gain distributions	—	7,503,370	—	—	—	—

Realized Gain (Loss)	(36,982)	7,220,979	(88,746)	664,054	(165,440)	282,381

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,734,530	(6,974,870)	59,069	178,121	(1,491,155)	(121,022)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,465,462	$744,267	($120,489)	$875,722	($1,627,992)	($117,386)

		American Funds	American Funds	Large-Cap		Short Duration
	Equity	Growth-Income	Growth	Value	Technology	Bond

INVESTMENT INCOME
Dividends	$731	$582,007	$155,275	$767,050	$215	$1,573,080
EXPENSES
Mortality and expense risk, administrative and other fees	3,718	675,758	576,509	918,731	7,938	606,782

Net Investment Income (Loss)	(2,987)	(93,751)	(421,234)	(151,681)	(7,723)	966,298

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,127	(108,234)	760,724	(68,695)	8,755	(311,707)
Capital gain distributions	—	—	—	—	—	—

Realized Gain (Loss)	1,127	(108,234)	760,724	(68,695)	8,755	(311,707)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	15,507	709,258	2,952,163	460,679	77,440	290,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,647	$507,273	$3,291,653	$240,303	$78,472	$945,301

	Floating	Diversified	Growth	Focused	Health	Mid-Cap
	Rate Loan (2)	Bond	LT	30	Sciences	Value

INVESTMENT INCOME
Dividends	$707,438	$1,747,752	$108,196	$3,000	$—	$761,366
EXPENSES
Mortality and expense risk, administrative and other fees	184,696	595,330	373,217	14,286	7,781	1,477,485

Net Investment Income (Loss)	522,742	1,152,422	(265,021)	(11,286)	(7,781)	(716,119)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(82,162)	(104,873)	168,469	32,476	(810)	(209,849)
Capital gain distributions	—	78,846	—	—	—	—

Realized Gain (Loss)	(82,162)	(26,027)	168,469	32,476	(810)	(209,849)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(932,402)	(1,571,962)	2,816,062	194,273	66,174	(4,329,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($491,822)	($445,567)	$2,719,510	$215,463	$57,583	($5,255,057)

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Large-Cap	International	Small-Cap	Multi-	Main Street	Emerging
	Growth	Large-Cap	Value	Strategy	Core	Markets

INVESTMENT INCOME
Dividends	$—	$1,054,025	$215,461	$30,846	$599,518	$380,715
EXPENSES
Mortality and expense risk, administrative and other fees	408,772	1,169,207	164,577	18,595	747,912	554,047

Net Investment Income (Loss)	(408,772)	(115,182)	50,884	12,251	(148,394)	(173,332)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,870,648	4,525,603	(32,181)	18,054	(42,653)	(232,565)
Capital gain distributions	—	9,348,315	—	—	—	5,474,997

Realized Gain (Loss)	1,870,648	13,873,918	(32,181)	18,054	(42,653)	5,242,432

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,892,952	(7,705,471)	37,644	(3,629)	877,343	3,554,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,354,828	$6,053,265	$56,347	$26,676	$686,296	$8,623,908

	Managed	Inflation	Money	High Yield		Mid-Cap
	Bond	Managed	Market	Bond	Comstock	Growth

INVESTMENT INCOME
Dividends	$3,079,475	$3,499,100	$263,201	$909,669	$899,465	$115,996
EXPENSES
Mortality and expense risk, administrative and other fees	1,166,569	1,395,685	93,805	203,439	866,561	405,381

Net Investment Income (Loss)	1,912,906	2,103,415	169,396	706,230	32,904	(289,385)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(116,772)	(893,694)	(2,083)	(39,223)	(87,146)	(37,071)
Capital gain distributions	71,291	—	—	—	—	—

Realized Loss	(45,481)	(893,694)	(2,083)	(39,223)	(87,146)	(37,071)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,978,903	5,857,740	1,444	(581,431)	(4,520,326)	4,585,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,846,328	$7,067,461	$168,757	$85,576	($4,574,568)	$4,259,138

			JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Real	Small-Cap	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Estate	Equity (1)	Core Bond	Equity Index	Diversified Equity (2)	Intrepid Growth

INVESTMENT INCOME
Dividends	$241,244	$21,810	$20,400	$325	$—	$1,366
EXPENSES
Mortality and expense risk, administrative and other fees	308,985	123,986	1,968	321	15,072	3,892

Net Investment Income (Loss)	(67,741)	(102,176)	18,432	4	(15,072)	(2,526)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(216,215)	(30,174)	(2,854)	16	(753)	100,452
Capital gain distributions	—	—	—	—	—	—

Realized Gain (Loss)	(216,215)	(30,174)	(2,854)	16	(753)	100,452

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,387,740)	103,013	(9,450)	774	18,717	(31,563)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,671,696)	($29,337)	$6,128	$794	$2,892	$66,363

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Small-Cap Growth (1)		International Value		International Small-Cap
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($232,086)	($96,887)	$498,158	$57,784	($90,812)	($119,304)
Realized gain (loss)	(36,982)	251,298	7,220,979	196,500	(88,746)	(18,318)
Change in unrealized appreciation (depreciation) on investments	1,734,530	290,464	(6,974,870)	7,317,742	59,069	690,209

Net Increase (Decrease) in Net Assets Resulting from Operations	1,465,462	444,875	744,267	7,572,026	(120,489)	552,587

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	4,572,466	3,551,764	20,633,584	12,840,009	7,325,552	3,701,632
Transfers between variable and fixed accounts, net	5,076,278	(2,579,346)	20,297,124	(934,290)	4,394,935	12,363,350
Transfers—policy charges and deductions	(72,042)	(22,924)	(344,090)	(93,005)	(120,306)	(12,883)
Transfers—surrenders	(770,197)	(269,788)	(3,992,244)	(1,866,784)	(1,329,994)	(449,779)
Transfers—other	(425)	(535)	877	(2,362)	776	(2,436)

Net Increase in Net Assets Derived from Contract Owner Transactions	8,806,080	679,171	36,595,251	9,943,568	10,270,963	15,599,884

NET INCREASE IN NET ASSETS	10,271,542	1,124,046	37,339,518	17,515,594	10,150,474	16,152,471

NET ASSETS
Beginning of Year or Period	7,836,779	6,712,733	43,886,045	26,370,451	16,152,471	—

End of Year or Period	$18,108,321	$7,836,779	$81,225,563	$43,886,045	$26,302,945	$16,152,471

	Equity Index		Small-Cap Index		Diversified Research
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$33,547	$61,700	$28,603	($40,214)	($278,745)	($182,582)
Realized gain (loss)	664,054	545,703	(165,440)	2,987,358	282,381	599,130
Change in unrealized appreciation (depreciation) on investments	178,121	1,606,091	(1,491,155)	(935,503)	(121,022)	1,517,801

Net Increase (Decrease) in Net Assets Resulting from Operations	875,722	2,213,494	(1,627,992)	2,011,641	(117,386)	1,934,349

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	6,129,639	6,984,720	6,019,971	3,322,824	8,971,262	8,067,237
Transfers between variable and fixed accounts, net	(6,746,772)	(485,673)	13,294,252	(7,916,326)	(4,143,804)	6,162,635
Transfers—policy charges and deductions	(124,993)	(44,412)	(100,749)	(32,937)	(164,586)	(65,084)
Transfers—surrenders	(1,184,096)	(949,680)	(1,008,863)	(728,037)	(1,922,986)	(1,255,008)
Transfers—other	855	(826)	(1,389)	(2,625)	2,387	(1,966)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,925,367)	5,504,129	18,203,222	(5,357,101)	2,742,273	12,907,814

NET INCREASE (DECREASE) IN NET ASSETS	(1,049,645)	7,717,623	16,575,230	(3,345,460)	2,624,887	14,842,163

NET ASSETS
Beginning of Year	20,517,834	12,800,211	8,205,769	11,551,229	28,692,897	13,850,734

End of Year	$19,468,189	$20,517,834	$24,780,999	$8,205,769	$31,317,784	$28,692,897

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced on May 5, 2006.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Equity		American Funds Growth-Income		American Funds Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,987)	($778)	($93,751)	($14,985)	($421,234)	($264,759)
Realized gain (loss)	1,127	257	(108,234)	628,165	760,724	258,783
Change in unrealized appreciation on investments	15,507	6,927	709,258	1,976,976	2,952,163	1,833,928

Net Increase in Net Assets Resulting from Operations	13,647	6,406	507,273	2,590,156	3,291,653	1,827,952

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	33,815	146,116	12,935,767	9,237,480	10,875,650	10,895,147
Transfers between variable and fixed accounts, net	28,358	12,765	5,872,791	7,790,459	(10,038,651)	6,406,517
Transfers—policy charges and deductions	(16)	(12)	(191,342)	(41,223)	(173,850)	(63,247)
Transfers—surrenders	(762)	(13,656)	(2,346,537)	(1,108,816)	(1,935,139)	(1,200,693)
Transfers—other	31	(5)	2,283	(4,105)	1,258	(3,548)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	61,426	145,208	16,272,962	15,873,795	(1,270,732)	16,034,176

NET INCREASE IN NET ASSETS	75,073	151,614	16,780,235	18,463,951	2,020,921	17,862,128

NET ASSETS
Beginning of Year	230,912	79,298	29,934,474	11,470,523	33,153,114	15,290,986

End of Year	$305,985	$230,912	$46,714,709	$29,934,474	$35,174,035	$33,153,114

	Large-Cap Value		Technology		Short Duration Bond
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($151,681)	($120,277)	($7,723)	($8,008)	$966,298	$828,495
Realized gain (loss)	(68,695)	3,833,277	8,755	14,058	(311,707)	(216,287)
Change in unrealized appreciation on investments	460,679	1,652,284	77,440	22,008	290,710	243,021

Net Increase in Net Assets Resulting from Operations	240,303	5,365,284	78,472	28,058	945,301	855,229

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	16,085,590	12,061,870	3,703	54,678	8,557,124	10,439,498
Transfers between variable and fixed accounts, net	10,508,763	(5,193,883)	16,544	37,770	(10,297,756)	(1,156,759)
Transfers—policy charges and deductions	(292,073)	(112,109)	(89)	(131)	(262,570)	(235,476)
Transfers—surrenders	(3,511,943)	(1,957,727)	(62,727)	(90,895)	(2,904,920)	(2,558,839)
Transfers—other	(693)	(592)	2	10	1,436	(170)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	22,789,644	4,797,559	(42,567)	1,432	(4,906,686)	6,488,254

NET INCREASE (DECREASE) IN NET ASSETS	23,029,947	10,162,843	35,905	29,490	(3,961,385)	7,343,483

NET ASSETS
Beginning of Year	41,072,846	30,910,003	439,645	410,155	38,701,782	31,358,299

End of Year	$64,102,793	$41,072,846	$475,550	$439,645	$34,740,397	$38,701,782

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Floating Rate Loan		Diversified Bond		Growth LT
	Period Ended		Year Ended	Period Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2007 (1)		2007	2006 (2)	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$522,742		$1,152,422	$294,402	($265,021)	($149,385)
Realized gain (loss)	(82,162)		(26,027)	102,766	168,469	(14,907)
Change in unrealized appreciation (depreciation) on investments	(932,402)		(1,571,962)	182,092	2,816,062	1,350,435

Net Increase (Decrease) in Net Assets Resulting from Operations	(491,822)		(445,567)	579,260	2,719,510	1,186,143

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,350,317		8,772,521	3,165,143	6,994,187	5,582,190
Transfers between variable and fixed accounts, net	17,272,424		25,458,566	14,059,221	(1,608,660)	1,736,910
Transfers—policy charges and deductions	(71,137)		(229,910)	(39,200)	(111,181)	(40,611)
Transfers—surrenders	(1,032,835)		(2,849,128)	(679,721)	(1,263,589)	(776,752)
Transfers—other	(2,401)		(4,283)	(2,286)	(550)	(887)

Net Increase in Net Assets Derived from Contract Owner Transactions	18,516,368		31,147,766	16,503,157	4,010,207	6,500,850

NET INCREASE IN NET ASSETS	18,024,546		30,702,199	17,082,417	6,729,717	7,686,993

NET ASSETS
Beginning of Year or Periods	—		17,082,417	—	18,504,001	10,817,008

End of Year or Periods	$18,024,546		$47,784,616	$17,082,417	$25,233,718	$18,504,001

	Focused 30		Health Sciences		Mid-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($11,286)	($11,359)	($7,781)	($6,848)	($716,119)	($448,492)
Realized gain (loss)	32,476	(1,857)	(810)	51,527	(209,849)	8,631,026
Change in unrealized appreciation (depreciation) on investments	194,273	138,103	66,174	(24,411)	(4,329,089)	(1,447,755)

Net Increase (Decrease) in Net Assets Resulting from Operations	215,463	124,887	57,583	20,268	(5,255,057)	6,734,779

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	44,577	363,729	29,607	62,782	27,218,843	20,075,729
Transfers between variable and fixed accounts, net	39,229	163,084	37,140	18,459	11,766,752	9,322,392
Transfers—policy charges and deductions	(193)	(5,570)	(109)	(4,276)	(482,115)	(157,735)
Transfers—surrenders	(198,120)	(137,904)	(17,502)	(90,930)	(5,459,685)	(3,013,650)
Transfers—other	8	(436)	(7)	(47)	4,416	(4,590)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(114,499)	382,903	49,129	(14,012)	33,048,211	26,222,146

NET INCREASE IN NET ASSETS	100,964	507,790	106,712	6,256	27,793,154	32,956,925

NET ASSETS
Beginning of Year	808,904	301,114	387,466	381,210	68,904,342	35,947,417

End of Year	$909,868	$808,904	$494,178	$387,466	$96,697,496	$68,904,342

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 5, 2006.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Large-Cap Growth		International Large-Cap		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($408,772)	($391,849)	($115,182)	$821,792	$50,884	$47,129
Realized gain (loss)	1,870,648	(82,899)	13,873,918	2,303,836	(32,181)	2,321,205
Change in unrealized appreciation (depreciation) on investments	2,892,952	(597,367)	(7,705,471)	10,417,225	37,644	(937,334)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,354,828	(1,072,115)	6,053,265	13,542,853	56,347	1,431,000

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	7,122,144	9,198,689	22,227,252	23,284,731	2,062,951	2,122,670
Transfers between variable and fixed accounts, net	(19,943,890)	285,783	(30,211,877)	(5,984,532)	921,025	(2,406,639)
Transfers—policy charges and deductions	(117,446)	(80,256)	(375,870)	(161,973)	(58,195)	(21,505)
Transfers—surrenders	(1,547,850)	(1,395,526)	(4,659,681)	(3,199,472)	(1,005,282)	(566,490)
Transfers—other	3,837	(1,356)	9,885	(4,014)	(138)	327

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,483,205)	8,007,334	(13,010,291)	13,934,740	1,920,361	(871,637)

NET INCREASE (DECREASE) IN NET ASSETS	(10,128,377)	6,935,219	(6,957,026)	27,477,593	1,976,708	559,363

NET ASSETS
Beginning of Year	31,103,019	24,167,800	74,589,688	47,112,095	8,464,277	7,904,914

End of Year	$20,974,642	$31,103,019	$67,632,662	$74,589,688	$10,440,985	$8,464,277

	Multi-Strategy		Main Street Core		Emerging Markets
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,251	$8,927	($148,394)	($86,156)	($173,332)	($158,251)
Realized gain (loss)	18,054	31,927	(42,653)	118,050	5,242,432	2,887,386
Change in unrealized appreciation (depreciation) on investments	(3,629)	65,212	877,343	3,850,057	3,554,808	1,803,079

Net Increase in Net Assets Resulting from Operations	26,676	106,066	686,296	3,881,951	8,623,908	4,532,214

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	21,013	96,056	12,139,722	9,918,936	9,909,565	7,443,737
Transfers between variable and fixed accounts, net	(86,843)	(30,725)	5,934,909	(2,085,505)	(538,536)	(1,778,165)
Transfers—policy charges and deductions	(347)	(55,919)	(266,451)	(97,819)	(157,132)	(51,063)
Transfers—surrenders	(78,177)	(83,585)	(3,140,611)	(1,875,898)	(2,503,509)	(1,138,182)
Transfers—other	278	5	2,217	(1,424)	2,510	80

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(144,076)	(74,168)	14,669,786	5,858,290	6,712,898	4,476,407

NET INCREASE (DECREASE) IN NET ASSETS	(117,400)	31,898	15,356,082	9,740,241	15,336,806	9,008,621

NET ASSETS
Beginning of Year	1,158,902	1,127,004	34,889,827	25,149,586	24,542,091	15,533,470

End of Year	$1,041,502	$1,158,902	$50,245,909	$34,889,827	$39,878,897	$24,542,091

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Managed Bond		Inflation Managed		Money Market
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,912,906	$1,089,305	$2,103,415	$1,243,483	$169,396	$169,625
Realized gain (loss)	(45,481)	(846,855)	(893,694)	1,010,194	(2,083)	1,372
Change in unrealized appreciation (depreciation) on investments	2,978,903	1,110,317	5,857,740	(2,762,246)	1,444	(1,743)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,846,328	1,352,767	7,067,461	(508,569)	168,757	169,254

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	16,195,536	14,401,810	20,214,807	15,485,541	1,169,264	1,478,348
Transfers between variable and fixed accounts, net	15,692,685	(5,700,760)	20,317,847	7,070,252	547,490	1,800,362
Transfers—policy charges and deductions	(473,881)	(203,864)	(590,367)	(942,853)	(200,061)	(40,130)
Transfers—surrenders	(5,466,739)	(3,728,152)	(7,292,493)	(4,603,305)	(2,266,681)	(2,228,343)
Transfers—other	(3,666)	665	(3,582)	(1,216)	401	6,843

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	25,943,935	4,769,699	32,646,212	17,008,419	(749,587)	1,017,080

NET INCREASE (DECREASE) IN NET ASSETS	30,790,263	6,122,466	39,713,673	16,499,850	(580,830)	1,186,334

NET ASSETS
Beginning of Year	52,289,690	46,167,224	60,888,955	44,389,105	6,460,933	5,274,599

End of Year	$83,079,953	$52,289,690	$100,602,628	$60,888,955	$5,880,103	$6,460,933

	High Yield Bond		Comstock		Mid-Cap Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$706,230	$575,382	$32,904	$38,923	($289,385)	($132,601)
Realized gain (loss)	(39,223)	(64,203)	(87,146)	2,282,123	(37,071)	259,843
Change in unrealized appreciation (depreciation) on investments	(581,431)	252,486	(4,520,326)	900,727	4,585,594	(234,533)

Net Increase (Decrease) in Net Assets Resulting from Operations	85,576	763,665	(4,574,568)	3,221,773	4,259,138	(107,291)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,353,710	2,621,555	15,089,832	7,867,130	7,057,017	3,932,718
Transfers between variable and fixed accounts, net	852,159	(1,506,134)	26,375,430	6,144,952	658,751	14,292,478
Transfers—policy charges and deductions	(73,340)	(83,429)	(344,032)	(65,543)	(124,089)	(33,605)
Transfers—surrenders	(1,164,903)	(1,233,175)	(3,717,998)	(1,504,216)	(1,513,396)	(646,254)
Transfers—other	(20)	145	(196)	(1,497)	(1,063)	(2,353)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,967,606	(201,038)	37,403,036	12,440,826	6,077,220	17,542,984

NET INCREASE IN NET ASSETS	2,053,182	562,627	32,828,468	15,662,599	10,336,358	17,435,693

NET ASSETS
Beginning of Year	10,923,296	10,360,669	30,967,529	15,304,930	18,099,276	663,583

End of Year	$12,976,478	$10,923,296	$63,795,997	$30,967,529	$28,435,634	$18,099,276

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
					JPMorgan Insurance Trust
	Real Estate		Small-Cap Equity (1)		Core Bond (2), (3)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($67,741)	$204,172	($102,176)	($10,902)	$18,432	$2,352
Realized gain (loss)	(216,215)	2,228,157	(30,174)	147,095	(2,854)	(5,789)
Change in unrealized appreciation (depreciation) on investments	(3,387,740)	1,174,186	103,013	48,452	(9,450)	9,050

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,671,696)	3,606,515	(29,337)	184,645	6,128	5,613

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	6,190,962	4,541,752	2,577,275	702,011	71,736	358,028
Transfers between variable and fixed accounts, net	1,995,018	(140,077)	7,037,050	302,550	(412,275)	(59,064)
Transfers—policy charges and deductions	(81,446)	(32,487)	(33,411)	(1,178)	(204)	(10,534)
Transfers—surrenders	(1,238,066)	(604,490)	(370,727)	(55,342)	(4,513)	(11,570)
Transfers—other	8,633	(867)	(725)	(136)	(5)	127

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,875,101	3,763,831	9,209,462	947,905	(345,261)	276,987

NET INCREASE (DECREASE) IN NET ASSETS	3,203,405	7,370,346	9,180,125	1,132,550	(339,133)	282,600

NET ASSETS
Beginning of Year	15,654,304	8,283,958	1,928,770	796,220	339,133	56,533

End of Year	$18,857,709	$15,654,304	$11,108,895	$1,928,770	$—	$339,133

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Equity Index (3)		Diversified Equity		Diversified Mid Cap Value (3), (6)
	Year Ended	Period Ended	Period Ended			Period Ended
	December 31,	December 31,	December 31,			December 31,
	2007	2006 (4)	2007 (5)			2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4	(54)	($15,072)			613
Realized gain (loss)	16	—	(753)			12,558
Change in unrealized appreciation (depreciation) on investments	774	705	18,717			(1,148)

Net Increase in Net Assets Resulting from Operations	794	651	2,892			12,023

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	21,245	316,760			140,953
Transfers between variable and fixed accounts, net	—	—	1,459,989			(245,195)
Transfers—policy charges and deductions	(—)	(—)	(3,707)			(—)
Transfers—surrenders	—	—	(22,167)			(517)
Transfers—other	—	—	(111)			17

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	—	21,245	1,750,764			(104,742)

NET INCREASE (DECREASE) IN NET ASSETS	794	21,896	1,753,656			(92,719)

NET ASSETS
Beginning of Year or Periods	21,896	—	—			92,719

End of Year or Periods	$22,690	$21,896	$1,753,656			$—

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	All units were fully redeemed or transferred prior to December 31, 2007.

(3)	JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, and JPMorgan Insurance Trust Diversified Mid Cap Value Variable Accounts were formerly named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, and JPMorgan Investment Trust Mid Cap Value Variable Accounts, respectively.

(4)	Operations commenced on October 24, 2006.

(5)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(6)	All units were fully redeemed or transferred prior to December 31, 2006, therefore, the variable account is not presented in the Statements of Assets and Liabilities and the Statements of Operations.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	JPMorgan Insurance Trust
	Intrepid Growth (1),(2)
	Period Ended	Year Ended
	December 31,	December 31,
	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,526)	(4,009)
Realized gain (loss)	100,452	(6)
Change in unrealized appreciation (depreciation) on investments	(31,563)	31,083

Net Increase in Net Assets Resulting from Operations	66,363	27,068

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	147,139	522,252
Transfers between variable and fixed accounts, net	(861,546)	91,554
Transfers—policy charges and deductions	(437)	(14,314)
Transfers—surrenders	(8,490)	(20,735)
Transfers—other	(21)	66

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(723,355)	578,823

NET INCREASE (DECREASE) IN NET ASSETS	(656,992)	605,891

NET ASSETS
Beginning of Year or Period	656,992	51,101

End of Year or Period	$—	$656,992

(1)	All units were fully redeemed or transferred prior to December 31, 2007.
(2)	JPMorgan Insurance Trust Intrepid Growth Variable Account was formerly named JPMorgan Investment Trust Large Cap Growth Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The annualized ratios of expenses to average daily net assets for each of the Variable Accounts are discussed in Note 4 to Financial Statements.

	At the End of Each Year or Period				Ratio of
					Investment Income
Variable Accounts	Total Units		AUV (1)		to Average	Total Returns (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Net Assets (2)	Lowest	Highest

Small-Cap Growth (4)
2007	1,438,963	$18,108,321	$10.35	$13.17	0.00%	12.98%	14.64%
2006	700,917	7,836,779	11.10	11.61	0.30%	3.14%	3.61%
2005	620,697	6,712,733	10.76	11.20	0.32%	0.78%	0.98%
2004	120,917	1,295,083	10.68	10.74	0.64%	16.76%	17.00%
2003	132,784	1,216,496	9.15	9.18	0.94%	30.71%	30.97%

International Value
2007	5,011,159	$81,225,563	$9.37	$18.63	2.48%	4.28%	5.82%
2006	2,780,552	43,886,045	15.53	17.78	1.89%	23.39%	23.95%
2005	2,071,249	26,370,451	12.67	14.35	1.97%	7.43%	7.64%
2004	2,141,329	25,336,699	11.80	11.86	1.96%	14.29%	14.52%
2003	1,209,748	12,509,334	10.32	10.36	3.02%	25.37%	25.62%

International Small-Cap
2007	2,516,581	$26,302,945	$9.02	$10.73	1.31%	2.80%	4.31%
05/05/2006 - 12/31/2006	1,584,685	16,152,471	10.18	10.28	0.24%	0.26%	0.55%

Equity Index
2007	1,518,541	$19,468,189	$9.58	$23.61	1.90%	3.29%	4.81%
2006	1,646,086	20,517,834	12.03	22.75	2.10%	13.41%	13.92%
2005	1,181,764	12,800,211	10.75	19.97	2.34%	2.75%	2.96%
2004	115,344	1,210,176	10.46	10.51	2.10%	8.56%	8.78%
2003	85,713	827,077	9.63	9.67	1.68%	25.95%	26.20%

Small-Cap Index
2007	1,743,285	$24,780,999	$8.94	$16.91	1.87%	(3.82%)	(2.41%)
2006	547,565	8,205,769	14.82	17.50	1.29%	15.63%	16.15%
2005	896,778	11,551,229	12.82	15.06	0.55%	2.47%	2.68%
2004	706,479	8,862,886	12.51	12.58	0.79%	15.60%	15.83%
2003	355,325	3,851,415	10.82	10.86	1.10%	43.85%	44.13%

Diversified Research
2007	2,604,022	$31,317,784	$9.35	$12.77	0.79%	(0.67%)	0.79%
2006	2,358,520	28,692,897	12.08	12.80	0.85%	9.92%	10.42%
2005	1,254,796	13,850,734	10.99	11.60	0.64%	3.31%	3.52%
2004	273,171	2,913,459	10.63	10.69	1.02%	9.17%	9.38%
2003	35,083	342,204	9.74	9.78	0.52%	30.20%	30.46%

Equity
2007	28,658	$305,985	$10.48	$10.83	0.24%	4.31%	5.84%
2006	22,754	230,912	9.79	15.20	0.48%	6.67%	6.88%
2005	8,209	79,298	9.62	9.69	0.30%	4.58%	4.79%
2004	4,825	44,588	9.20	9.25	0.76%	3.22%	3.42%
2003	4,665	41,699	8.91	8.94	0.76%	22.06%	22.30%

American Funds Growth-Income
2007	3,734,874	$46,714,709	$9.53	$13.06	1.48%	2.73%	4.24%
2006	2,443,002	29,934,474	12.23	12.52	1.64%	12.68%	13.18%
05/02/2005 - 12/31/2005	1,056,189	11,470,523	10.85	10.88	1.75%	8.51%	8.51%

American Funds Growth
2007	2,526,383	$35,174,035	$9.95	$14.55	0.46%	9.87%	11.48%
2006	2,595,800	33,153,114	12.74	13.05	0.60%	7.80%	8.29%
05/02/2005 - 12/31/2005	1,292,399	15,290,986	11.82	11.86	0.69%	18.22%	18.22%

Large-Cap Value
2007	4,970,862	$64,102,793	$9.43	$15.68	1.44%	1.63%	3.12%
2006	3,217,503	41,072,846	12.62	15.36	1.37%	15.43%	15.95%
2005	2,813,544	30,910,003	10.93	13.24	1.20%	4.22%	4.42%
2004	3,782,939	39,810,665	10.49	10.55	1.68%	7.91%	8.13%
2003	1,849,726	18,017,414	9.72	9.76	2.25%	28.84%	29.09%

Technology
2007	40,035	$475,550	$6.95	$12.49	0.05%	20.77%	21.31%
2006	44,564	439,645	5.66	10.32	0.00%	7.34%	7.56%
2005	42,943	410,155	9.52	9.59	0.00%	19.49%	19.73%
2004	57,509	459,331	7.97	8.01	0.00%	1.76%	1.96%
2003	45,727	358,616	7.83	7.86	0.00%	39.98%	40.26%

Short Duration Bond
2007	3,330,990	$34,740,397	$10.20	$11.10	4.48%	2.54%	4.05%
2006	3,808,995	38,701,782	10.11	10.66	4.13%	2.36%	2.82%
2005	3,163,961	31,358,299	9.88	10.00	3.05%	(0.28%)	(0.08%)
2004	2,680,719	26,612,094	9.91	9.94	2.57%	(0.65%)	(0.45%)
05/01/2003 - 12/31/2003	1,334,387	13,316,602	9.97	9.99	2.83%	(0.28%)	(0.15%)

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratio of
					Investment Income
Variable Accounts	Total Units		AUV (1)		to Average	Total Returns (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Net Assets (2)	Lowest	Highest

Floating Rate Loan (5)
05/04/2007 - 12/31/2007	1,858,008	$18,024,546	$9.69	$9.79	6.55%	(3.08%)	(2.15%)

Diversified Bond
2007	4,617,510	$47,784,616	$9.95	$10.59	5.04%	(0.55%)	0.91%
05/05/2006 - 12/31/2006	1,642,685	17,082,417	10.39	10.49	4.74%	3.80%	4.79%

Growth LT
2007	1,821,761	$25,233,718	$10.17	$27.42	0.50%	13.50%	14.01%
2006	1,509,989	18,504,001	10.18	24.05	0.67%	7.71%	8.19%
2005	968,232	10,817,008	11.11	22.23	0.25%	5.71%	5.92%
2004	1,073,055	11,306,903	10.51	10.56	0.00%	8.38%	8.59%
2003	556,043	5,400,000	9.69	9.73	0.00%	31.53%	31.79%

Focused 30
2007	42,598	$909,868	$21.19	$21.43	0.36%	29.41%	29.67%
2006	49,163	808,904	11.28	18.00	0.07%	21.45%	21.70%
2005	22,288	301,114	13.48	13.58	1.08%	19.84%	20.08%
2004	18,275	206,153	11.25	11.31	0.06%	12.74%	12.97%
2003	11,128	111,276	9.98	10.01	0.00%	39.65%	39.93%

Health Sciences
2007	34,403	$494,178	$12.81	$14.52	0.00%	14.33%	14.84%
2006	30,881	387,466	11.02	12.78	0.00%	6.13%	6.35%
2005	32,148	381,210	11.83	11.92	0.00%	13.18%	13.40%
2004	44,831	469,380	10.45	10.51	0.00%	5.57%	5.78%
2003	24,116	238,928	9.90	9.94	0.00%	25.48%	25.73%

Mid-Cap Value
2007	6,618,463	$96,697,496	$8.52	$22.21	0.89%	(3.95%)	(2.54%)
2006	4,464,729	68,904,342	15.16	23.02	0.84%	12.87%	13.38%
2005	2,661,493	35,947,417	13.43	20.31	0.69%	6.88%	7.09%
2004	1,215,240	15,318,360	12.57	12.64	0.47%	22.78%	23.03%
2003	636,839	6,530,490	10.24	10.27	0.99%	26.74%	26.99%

Large-Cap Growth (4)
2007	1,957,454	$20,974,642	$8.52	$11.06	0.00%	19.39%	21.14%
2006	3,486,140	31,103,019	7.12	9.03	0.23%	(5.58%)	(5.15%)
2005	2,542,248	24,167,800	7.52	9.55	0.33%	1.06%	1.26%
2004	3,409,549	32,070,315	9.38	9.43	0.87%	2.74%	2.94%
2003	1,440,298	13,171,157	9.13	9.16	0.44%	23.07%	23.31%

International Large-Cap
2007	3,930,403	$67,632,662	$9.90	$18.13	1.55%	7.25%	8.82%
2006	4,560,053	74,589,688	10.46	16.77	3.12%	24.68%	25.24%
2005	3,532,779	47,112,095	8.37	13.42	0.96%	10.64%	10.86%
2004	2,109,994	25,479,444	12.04	12.11	1.25%	16.43%	16.67%
2003	1,017,799	10,543,356	10.34	10.38	1.67%	28.13%	28.38%

Small-Cap Value
2007	521,231	$10,440,985	$9.04	$21.76	2.24%	1.23%	2.72%
2006	419,388	8,464,277	20.08	21.18	2.33%	17.56%	18.09%
2005	461,420	7,904,914	17.08	17.29	1.17%	11.57%	11.79%
2004	589,926	9,049,531	15.31	15.36	2.02%	22.13%	22.38%
05/01/2003 - 12/31/2003	323,315	4,056,150	12.54	12.55	2.03%	25.37%	25.54%

Multi-Strategy
2007	79,526	$1,041,502	$13.01	$20.29	2.92%	2.42%	2.89%
2006	90,774	1,158,902	12.70	19.72	2.52%	9.64%	9.86%
2005	96,917	1,127,004	11.58	11.67	2.26%	1.88%	2.08%
2004	96,358	1,098,666	11.37	11.43	2.22%	7.80%	8.02%
2003	53,166	562,001	10.55	10.58	2.34%	21.02%	21.26%

Main Street Core
2007	4,229,194	$50,245,909	$9.46	$19.50	1.38%	2.48%	3.98%
2006	2,998,316	34,889,827	11.05	18.94	1.42%	13.07%	13.58%
2005	2,457,335	25,149,586	10.18	16.68	1.36%	4.05%	4.26%
2004	1,305,218	12,805,574	9.78	9.83	1.77%	7.53%	7.75%
2003	570,094	5,195,517	9.09	9.13	2.08%	24.63%	24.88%

Emerging Markets
2007	1,037,150	$39,878,897	$11.42	$48.37	1.18%	30.64%	32.56%
2006	787,003	24,542,091	20.57	36.49	0.86%	22.13%	22.67%
2005	598,795	15,533,470	16.80	26.10	1.15%	38.89%	39.17%
2004	383,073	7,167,042	18.66	18.76	2.48%	32.16%	32.42%
2003	116,240	1,642,827	14.12	14.17	2.27%	65.40%	65.73%

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratio of
					Investment Income
Variable Accounts	Total Units		AUV (1)		to Average	Total Returns (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Net Assets (2)	Lowest	Highest

Managed Bond
2007	6,282,586	$83,079,953	$10.75	$18.00	4.54%	6.53%	8.10%
2006	4,210,176	52,289,690	12.25	16.82	4.00%	2.89%	3.36%
2005	3,858,177	46,167,224	11.91	16.27	3.44%	0.76%	0.96%
2004	2,806,844	33,270,363	11.82	11.88	3.09%	3.45%	3.65%
2003	1,539,015	17,612,808	11.42	11.46	4.70%	4.29%	4.50%

Inflation Managed
2007	7,181,984	$100,602,628	$10.85	$18.37	4.31%	8.11%	9.70%
2006	4,690,569	60,888,955	12.82	16.92	4.08%	(1.32%)	(0.87%)
2005	3,400,457	44,389,105	12.99	17.07	3.02%	0.67%	0.87%
2004	2,641,179	34,180,444	12.90	12.97	0.94%	6.90%	7.12%
2003	1,375,752	16,636,773	12.07	12.11	0.10%	6.26%	6.47%

Money Market
2007	551,343	$5,880,103	$10.20	$13.29	4.87%	3.06%	4.57%
2006	631,192	6,460,933	10.14	12.84	4.63%	2.78%	3.24%
2005	531,992	5,274,599	9.87	12.43	2.80%	0.94%	1.14%
2004	544,336	5,338,354	9.78	9.83	1.10%	(0.84%)	(0.64%)
2003	349,573	3,453,452	9.86	9.89	0.83%	(1.06%)	(0.86%)

High Yield Bond
2007	992,847	$12,976,478	$9.70	$15.50	7.65%	0.55%	2.03%
2006	837,990	10,923,296	12.90	15.35	7.36%	7.42%	7.91%
2005	858,556	10,360,669	12.01	14.22	7.15%	0.50%	0.70%
2004	633,153	7,592,211	11.95	12.02	7.25%	7.42%	7.63%
2003	413,878	4,614,835	11.13	11.17	7.61%	18.09%	18.32%

Comstock (4)
2007	5,317,814	$63,795,997	$8.85	$12.68	1.79%	(4.80%)	(3.40%)
2006	2,439,141	30,967,529	11.61	13.13	1.89%	14.21%	14.72%
2005	1,375,361	15,304,930	10.14	11.17	1.71%	2.45%	2.66%
2004	1,013,701	11,003,520	10.82	10.88	1.41%	15.02%	15.25%
2003	504,279	4,753,595	9.41	9.44	1.63%	28.98%	29.24%

Mid-Cap Growth
2007	2,227,616	$28,435,634	$9.62	$13.07	0.49%	20.65%	22.42%
2006	1,701,103	18,099,276	7.96	10.81	0.38%	6.94%	7.15%
2005	65,982	663,583	10.01	10.09	0.00%	15.75%	15.98%
2004	60,416	524,359	8.65	8.70	0.00%	19.36%	19.60%
2003	38,167	277,210	7.25	7.27	0.00%	28.00%	28.26%

Real Estate
2007	912,559	$18,857,709	$7.80	$32.40	1.34%	(17.71%)	(16.50%)
2006	597,905	15,654,304	25.73	39.20	3.46%	35.54%	36.15%
2005	433,955	8,283,958	18.98	28.79	0.99%	14.65%	14.88%
2004	351,753	5,839,002	16.55	16.65	3.06%	35.10%	35.37%
2003	192,017	2,356,656	12.25	12.30	5.35%	35.01%	35.28%

Small-Cap Equity (4)
2007	810,438	$11,108,895	$9.57	$14.36	0.30%	4.08%	4.55%
2006	144,988	1,928,770	13.27	13.60	0.92%	16.51%	17.03%
05/02/2005 - 12/31/2005	69,822	796,220	11.39	11.43	0.77%	13.93%	13.93%

JPMorgan Insurance Trust Core Bond (4)
2007	—	$—	See Note (6)	See Note (6)	See Note (6)	See Note (6)	See Note (6)
2006	31,495	339,133	10.73	10.79	2.80%	2.49%	2.69%
10/17/2005 - 12/31/2005	5,384	56,533	10.47	10.50	0.00%	0.79%	0.79%

JPMorgan Insurance Trust Equity Index (4)
2007	1,753	$22,690	$12.95	$12.95	1.43%	3.63%	3.63%
10/24/2006 - 12/31/2006	1,753	21,896	12.43	12.49	0.00%	3.06%	3.06%

JPMorgan Insurance Trust Diversified Equity (5)
05/04/2007 - 12/31/2007	132,319	$1,753,656	$13.19	$13.28	0.00%	0.54%	0.67%

JPMorgan Insurance Trust Diversified Mid Cap Value (4)
2007	—	$—	N/A	N/A	N/A	N/A	N/A
01/01/2006 - 05/05/2006	—	—	See Note (7)	See Note (7)	See Note (7)	See Note (7)	See Note (7)
09/28/2005 - 12/31/2005	7,773	92,719	11.89	11.93	0.00%	1.89%	1.89%

JPMorgan Insurance Trust Intrepid Growth (4)
2007	—	$—	See Note (8)	See Note (8)	See Note (8)	See Note (8)	See Note (8)
2006	58,572	$656,992	$11.18	$11.24	0.03%	3.71%	3.91%
09/28/2005 - 12/31/2005	4,727	51,101	10.78	10.81	0.00%	5.14%	5.14%

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on K-1 through K-3

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates based on the average daily net assets of each variable account as discussed in Note 4 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Prior to May 1, 2003, Comstock Variable Account was named Strategic Value Variable Account; prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account; prior to May 1, 2006, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, and JPMorgan Insurance Diversified Mid Cap Value Variable Accounts were named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, and JPMorgan Investment Trust Mid Cap Value Variable Accounts, respectively; prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account; prior to 05/01/07, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to 05/01/2005, the variable account was named Aggressive Equity Variable Account; and prior to 05/01/2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(5)	Operations commenced during 2007. (See Note 1 to Financial Statements).

(6)	All the units were fully redeemed on May 4, 2007. There was no activity in this variable account for the remainder of the year. The ending AUV on May 4, 2007 was in the range of $10.90 to $10.96. The annualized investment income ratio for the period from January 1, 2007 to May 4, 2007 was 15.14%. If not annualized, the investment income ratio was 5.14% . The total returns from January 1, 2007 to May 4, 2007 were in the range of 1.55% to 1.62%.

(7)	All the units were fully redeemed on May 5, 2006. There has been no activity in this variable account since then. The ending AUV on May 5, 2006 was in the range of $12.77 to $12.82. The annualized investment income ratio for the period from January 1, 2006 to May 5, 2006 was 7.31%. If not annualized, the investment income ratio was 2.50%. The total returns from January 1, 2006 to May 5, 2006 were in the range of 7.35% to 7.43%.

(8)	All the units were fully redeemed on May 4, 2007. There was no activity in this variable account for the remainder of the year. The ending AUV on May 4, 2007 was in the range of $12.13 to $12.20. The annualized investment income ratio for the period from January 1, 2007 to May 4, 2007 was 0.51%. If not annualized, the investment income ratio was 0.17%. The total returns from January 1, 2007 to May 4, 2007 were in the range of 8.49% to 8.57%.

See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2007 is comprised of thirty-eight subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund and JPMorgan Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section I of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Section A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account named Floating Rate Loan Variable Account that commenced operations on May 4, 2007. The JPMorgan Insurance Trust Diversified Equity Variable Account, which was organized in 2005, commenced operations on May 4, 2007. All units were fully redeemed or transferred prior to December 31, 2007 from the JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts. There have been no investments in the JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Account since the variable account was added to the Separate Account.
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 3,108 outstanding accumulation units (valued at $39,040) of the Concentrated Growth Variable Account were exchanged for 3,604 accumulation units with equal value of the Equity Variable Account; and a total of 31,660 outstanding accumulation units (valued at $383,429) of the Capital Opportunities Variable Account were exchanged for 31,690 accumulation units with equal value of the Main Street Core Variable Account.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “2006 Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the 2006 Surviving Portfolios (the “2006 Reorganization”). The 2006 Reorganization took place on April 28, 2006. In connection with the 2006 Reorganization, a total of 26,899 outstanding accumulation units (valued at $314,780) of the Aggressive Growth Variable Account were exchanged for 28,660 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 19,886 outstanding accumulation units (valued at $239,434) of the Financial Services Variable Account were exchanged for 20,526 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 118,179 outstanding accumulation units (valued at $1,442,697) of the Equity Income Variable Account were substituted by 126,850 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their respective financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
3. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
4. CHARGES AND EXPENSES
     Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Odyssey and Pacific Voyages. Each of them has two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, and additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account.

	Death Benefit Options
	Standard Death	With Stepped-Up
Pacific Portfolios Contracts	Benefit	Death Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

Pacific Voyages Contracts

M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

     Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit rider charges, any state premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the year or period ended December 31, 2007, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth (1)	$9,702,469	$1,127,476
International Value	38,406,005	2,928,290
International Small-Cap	11,295,722	1,405,742
Equity Index	7,727,382	9,985,621
Small-Cap Index	19,437,317	1,540,367
Diversified Research	10,966,590	8,738,227
Equity	95,256	37,546
American Funds Growth-Income	18,296,224	2,697,773
American Funds Growth	13,287,365	15,135,396
Large-Cap Value	23,409,317	1,536,704
Technology	539,116	589,623
Short Duration Bond	15,486,323	21,003,404
Floating Rate Loan (2)	20,515,455	2,181,457
Diversified Bond	34,535,081	3,979,066
Growth LT	8,413,141	4,776,010
Focused 30	148,589	277,355
Health Sciences	75,997	34,640
Mid-Cap Value	34,853,184	3,280,696
Large-Cap Growth	8,436,976	23,331,727
International Large-Cap	25,562,049	39,744,644
Small-Cap Value	3,241,934	1,486,058
Multi-Strategy	99,017	261,694
Main Street Core	15,627,027	1,704,105
Emerging Markets	10,088,842	3,931,571
Managed Bond	31,644,440	6,864,448
Inflation Managed	38,446,752	7,192,539
Money Market	9,069,955	9,913,703
High Yield Bond	4,524,520	2,760,272
Comstock	38,820,030	2,280,159
Mid-Cap Growth	7,901,136	2,228,426
Real Estate	8,916,442	2,350,129
Small-Cap Equity (1)	9,706,788	620,230
JPMorgan Insurance Trust Core Bond	102,501	449,741
JPMorgan Insurance Trust Equity Index	—	321
JPMorgan Insurance Trust Diversified Equity (2)	1,759,655	23,786
JPMorgan Insurance Trust Intrepid Growth	201,044	928,326

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2007 and 2006 were as follows:

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (1)	949,613	(211,567)	738,046	467,350	(387,130)	80,220
International Value	2,842,448	(611,841)	2,230,607	1,267,671	(558,368)	709,303
International Small-Cap (2)	1,327,259	(395,363)	931,896	1,680,056	(95,371)	1,584,685
Equity Index	744,521	(872,066)	(127,545)	991,298	(526,976)	464,322
Small-Cap Index	1,398,901	(203,181)	1,195,720	335,638	(684,851)	(349,213)
Diversified Research	1,110,326	(864,824)	245,502	1,298,883	(195,159)	1,103,724
Equity	8,943	(3,039)	5,904	16,034	(1,489)	14,545
American Funds Growth-Income	1,846,643	(554,771)	1,291,872	1,614,744	(227,931)	1,386,813
American Funds Growth	1,276,170	(1,345,587)	(69,417)	1,600,899	(297,498)	1,303,401
Large-Cap Value	2,200,454	(447,095)	1,753,359	1,326,397	(922,438)	403,959
Technology	47,908	(52,437)	(4,529)	26,621	(25,000)	1,621
Short Duration Bond	1,931,982	(2,409,987)	(478,005)	1,889,304	(1,244,270)	645,034
Floating Rate Loan (3)	2,185,323	(327,315)	1,858,008
Diversified Bond (2)	3,667,010	(692,185)	2,974,825	1,788,733	(146,048)	1,642,685
Growth LT	818,476	(506,704)	311,772	890,281	(348,524)	541,757
Focused 30	8,080	(14,645)	(6,565)	49,469	(22,594)	26,875
Health Sciences	5,711	(2,189)	3,522	12,178	(13,445)	(1,267)
Mid-Cap Value	2,923,691	(769,957)	2,153,734	2,223,084	(419,848)	1,803,236
Large-Cap Growth	1,170,279	(2,698,965)	(1,528,686)	1,843,171	(899,279)	943,892
International Large-Cap	1,997,528	(2,627,178)	(629,650)	2,168,101	(1,140,827)	1,027,274
Small-Cap Value	206,726	(104,883)	101,843	166,318	(208,350)	(42,032)
Multi-Strategy	7,582	(18,830)	(11,248)	13,790	(19,933)	(6,143)
Main Street Core	1,989,031	(758,153)	1,230,878	1,364,577	(823,596)	540,981
Emerging Markets	521,020	(270,873)	250,147	449,557	(261,349)	188,208
Managed Bond	3,174,024	(1,101,614)	2,072,410	1,828,703	(1,476,704)	351,999
Inflation Managed	3,711,689	(1,220,274)	2,491,415	2,025,756	(735,644)	1,290,112
Money Market	909,902	(989,751)	(79,849)	630,882	(531,682)	99,200
High Yield Bond	450,305	(295,448)	154,857	346,020	(366,586)	(20,566)
Comstock	3,362,965	(484,292)	2,878,673	1,292,428	(228,648)	1,063,780
Mid-Cap Growth	944,517	(418,004)	526,513	1,752,894	(117,773)	1,635,121
Real Estate	494,846	(180,192)	314,654	280,682	(116,732)	163,950
Small-Cap Equity (1)	746,861	(81,411)	665,450	90,674	(15,508)	75,166
JPMorgan Insurance Trust Core Bond (4)	9,864	(41,359)	(31,495)	45,444	(19,333)	26,111
JPMorgan Insurance Trust Equity Index (4), (5)	—	—	—	1,753	—	1,753
JPMorgan Insurance Trust Diversified Equity (3)	134,819	(2,500)	132,319
JPMorgan Insurance Trust Diversified Mid Cap Value (4), (6)	—	—	—	16,434	(24,207)	(7,773)
JPMorgan Insurance Trust Intrepid Growth(4)	18,199	(76,771)	(58,572)	61,251	(7,406)	53,845

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced on May 5, 2006.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(4)	Prior to May 1, 2006, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, and JPMorgan Insurance Trust Diversified Mid Cap Value Variable Accounts were named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, and JPMorgan Investment Trust Mid Cap Value Variable Accounts, respectively; prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account.

(5)	Operations commenced on October 24, 2006.

(6)	All units were fully redeemed or transferred prior to December 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments of Separate Account A (the “Separate Account”) comprised of Small-Cap Growth (formerly Fasciano Small Equity), International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity (formerly VN Small-Cap Value), JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2007, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. We also audited the statement of changes in net assets for the period ended December 31, 2006 and the financial highlights for each of the two periods ended December 31, 2006 for JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 29, 2008

M-1

Annual Reports
as of December 31, 2007

•	Pacific Select Fund
•	Separate Account A of Pacific Life & Annuity Company

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 2829
Omaha, NE 68103-2829

ADDRESS SERVICE REQUESTED

Form No.	N355-08A